Summary of significant accounting policies (Details) - USD ($)	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017	May 30, 2019	May 29, 2019	Apr. 24, 2019
Terms of lease contracts (in years)	50 years
Ordinary shares, par value (in US$ per share)	$ 0.10			$ 0.10	$ 1.00	$ 1.00
Contributions to defined contribution plans	$ 3,479,000	$ 2,878,000	$ 2,092,000
Minimum
Terms of lease contracts (in years)	1 year
Maximum
Terms of lease contracts (in years)	5 years
Buildings
Property plant and equipment useful life	20 years
Plant and equipment | Minimum
Property plant and equipment useful life	5 years
Plant and equipment | Maximum
Property plant and equipment useful life	10 years
Furniture and fixtures, other equipment and motor vehicles | Minimum
Property plant and equipment useful life	4 years
Furniture and fixtures, other equipment and motor vehicles | Maximum
Property plant and equipment useful life	5 years
Leasehold improvements | Maximum
Property plant and equipment useful life	5 years
Other income and other expense
Net foreign currency exchange gains/(losses)	$ 246,000	$ (233,000)	$ (316,000)